UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Principal Amount
		Value
	U.S. GOVERNMENT AND AGENCIES - 2.2%
	United States Treasury Bill
$2,000,000	0.000%, 10/06/2016[1]	$1,999,986
5,000,000	0.000%, 10/13/2016[1]	4,999,785
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $6,999,458)	6,999,771

Number of Contracts

	PURCHASED OPTIONS CONTRACTS - 0.2%
	CALL OPTIONS - 0.1%
	CBOT Corn Futures
74	Exercise Price: $345, Expiration Date: October 21, 2016	12,487
	CMX Gold Futures
22	Exercise Price: $1,365, Expiration Date: October 26, 2016	6,600
	FNX United States Dollar Futures
147	Exercise Price: $96, Expiration Date: October 7, 2016	27,930
147	Exercise Price: $96, Expiration Date: November 4, 2016	80,115
	NYMEX WTI Crude Oil Futures
37	Exercise Price: $46, Expiration Date: October 17, 2016	106,190
	OTC AUD versus USD
40,000,000	Exercise Price: $0.77, Expiration Date: October 4, 2016	53,793
	TOTAL CALL OPTIONS
	(Cost $349,173)	287,115

	PUT OPTIONS - 0.1%
	CBOT Corn Futures
400	Exercise Price: $305, Expiration Date: October 21, 2016	10,000
37	Exercise Price: $325, Expiration Date: October 21, 2016	4,625
366	Exercise Price: $330, Expiration Date: October 21, 2016	68,625
	CMX Gold Futures
22	Exercise Price: $1,305, Expiration Date: October 26, 2016	22,220
	NYBOT Sugar #11 Futures
100	Exercise Price: $20, Expiration Date: October 17, 2016	1,120
	NYMEX WTI Crude Oil Futures
350	Exercise Price: $44.50, Expiration Date: October 17, 2016	119,000
	TOTAL PUT OPTIONS
	(Cost $596,549)	225,590

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $945,722)	512,705

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount
		Value
	SHORT-TERM INVESTMENTS - 81.5%
$253,640,483	UMB Money Market Fiduciary, 0.01%[2]	$253,640,483
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $253,640,483)	253,640,483

	TOTAL INVESTMENTS - 83.9%
	(Cost $261,585,663)	261,152,959
	Other Assets in Excess of Liabilities - 16.1%	49,954,321
	TOTAL NET ASSETS - 100.0%	$311,107,280

Number of Contracts

	WRITTEN OPTIONS CONTRACTS - (0.3)%
	CALL OPTIONS - (0.1)%
	CMX Gold Futures
(22)	Exercise Price: $1,335, Expiration Date: November 22, 2016	$(41,580)
	NYBOT Sugar #11 Futures
(100)	Exercise Price: $21.25, Expiration Date: October 17, 2016	(206,080)
	TOTAL CALL OPTIONS
	(Proceeds $127,652)	(247,660)

	PUT OPTIONS - (0.2)%
	CME Lean Hogs Futures
(40)	Exercise Price: $62, Expiration Date: December 14, 2016	(290,000)
	CMX Gold Futures
(22)	Exercise Price: $1,330, Expiration Date: November 22, 2016	(74,140)
	NYBOT Cotton #2 Futures
(110)	Exercise Price: $67, Expiration Date: October 21, 2016	(55,550)
(50)	Exercise Price: $72, Expiration Date: October 21, 2016	(108,250)
	NYMEX NY Harbor ULSD
(100)	Exercise Price: $145, Expiration Date: October 26, 2016	(87,780)
	NYMEX RBOB Gasoline Futures
(22)	Exercise Price: $133, Expiration Date: October 26, 2016	(14,045)
	NYMEX WTI Crude Oil Futures
(350)	Exercise Price: $41.50, Expiration Date: October 17, 2016	(31,500)
(100)	Exercise Price: $47.50, Expiration Date: October 17, 2016	(113,000)
	TOTAL PUT OPTIONS
	(Proceeds $1,066,696)	(774,265)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $1,194,348)	$(1,021,925)

[1]	All or a portion of this security is segregated as collateral.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

FUTURES CONTRACTS
					Unrealized Appreciation (Depreciation)
	Expiration Date	Number of Contracts	Value at Trade Date	Value at September 30, 2016
Long Contracts
Commodity Futures
CBOT Corn	December 2016	1,591	$25,876,343	$26,788,463	$912,120
CBOT Oats	December 2016	200	1,981,906	1,782,500	(199,406)
CBOT Soybean	November 2016	151	7,618,373	7,202,700	(415,673)
CBOT Soybean	March 2017	146	6,966,021	7,048,150	82,129
CBOT Soybean Meal	December 2016	25	811,685	749,000	(62,685)
CBOT Soybean Oil	December 2016	328	6,527,127	6,580,992	53,865
CBOT Wheat	December 2016	203	4,149,505	4,080,300	(69,205)
CME Lean Hogs	December 2016	156	3,503,365	2,744,040	(759,325)
CME Live Cattle	October 2016	63	2,872,692	2,492,280	(380,412)
CMX Copper	December 2016	185	9,633,531	10,223,563	590,032
CMX Gold	December 2016	161	21,378,882	21,205,310	(173,572)
CMX Silver	December 2016	85	7,969,350	8,165,950	196,600
KCBT Hard Red Winter Wheat	December 2016	150	3,131,761	3,116,250	(15,511)
LME Primary Aluminum	October 2016	123	4,790,364	5,119,106	328,742
LME Primary Nickel	October 2016	14	843,998	885,024	41,026
LME Zinc	October 2016	12	677,863	711,300	33,437
NYBOT Cocoa	December 2016	181	5,412,914	4,997,410	(415,504)
NYBOT Coffee 'C'	December 2016	97	5,109,277	5,512,631	403,354
NYBOT Sugar #11	October 2017	220	3,726,721	5,105,408	1,378,687
NYMEX Natural Gas	November 2016	103	3,143,875	2,993,180	(150,695)
NYMEX Natural Gas	January 2018	81	2,405,876	2,678,670	272,794
NYMEX Natural Gas	February 2018	81	2,405,876	2,647,080	241,204
NYMEX Natural Gas	March 2018	81	2,405,876	2,580,660	174,784
NYMEX Natural Gas	April 2018	81	2,405,876	2,250,990	(154,886)
NYMEX Natural Gas	May 2018	81	2,405,876	2,214,540	(191,336)
NYMEX Natural Gas	June 2018	81	2,405,876	2,224,260	(181,616)
NYMEX Natural Gas	July 2018	81	2,405,876	2,242,890	(162,986)
NYMEX Natural Gas	August 2018	81	2,405,876	2,246,130	(159,746)
NYMEX Natural Gas	September 2018	81	2,405,876	2,239,650	(166,226)
NYMEX Natural Gas	October 2018	81	2,405,876	2,265,570	(140,306)
NYMEX Natural Gas	November 2018	81	2,405,876	2,309,310	(96,566)
NYMEX Natural Gas	December 2018	81	2,405,876	2,428,380	22,504
NYMEX Natural Gas	January 2019	37	1,090,317	1,148,110	57,793
NYMEX Natural Gas	February 2019	37	1,090,317	1,135,160	44,843
NYMEX Natural Gas	March 2019	37	1,090,317	1,111,110	20,793
NYMEX Natural Gas	April 2019	37	1,090,317	981,610	(108,707)
NYMEX Natural Gas	May 2019	37	1,090,317	978,650	(111,667)
NYMEX Natural Gas	June 2019	37	1,090,317	989,750	(100,567)
NYMEX Natural Gas	July 2019	37	1,090,317	1,002,330	(87,987)
NYMEX Natural Gas	August 2019	37	1,090,317	1,007,140	(83,177)
NYMEX Natural Gas	September 2019	37	1,090,317	1,002,700	(87,617)
NYMEX Natural Gas	October 2019	37	1,090,317	1,013,060	(77,257)
NYMEX Natural Gas	November 2019	37	1,090,317	1,037,110	(53,207)
NYMEX Natural Gas	December 2019	37	1,090,317	1,090,760	443
NYMEX NY Harbor ULSD	November 2016	36	2,140,346	2,325,910	185,564
NYMEX Platinum	January 2017	369	19,001,571	19,086,525	84,954
NYMEX RBOB Gasoline	December 2016	183	10,235,992	11,026,335	790,343
NYMEX WTI Crude Oil	November 2016	779	34,723,908	37,578,960	2,855,052

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

FUTURES CONTRACTS - Continued

	Expiration Date	Number of Contracts	Value at Trade Date	Value at September 30, 2016	Appreciation (Depreciation)
Long Contracts - Continued
Currency Futures
CME Mexican Peso	December 2016	57	$1,472,194	$1,457,205	$(14,989)
FNX United States Dollar	December 2016	280	26,793,315	26,707,800	(85,515)
Total Long Contracts			262,447,195	266,511,912	4,064,717

					Unrealized Appreciation
	Expiration Date	Number of Contracts	Value at Trade Date	Value at September 30, 2016
Short Contracts					(Depreciation)
Commodity Futures
NYBOT Sugar #11	March 2017	(37)	(853,518)	(953,120)	(99,602)
Total Short Contracts			(853,518)	(953,120)	(99,602)

TOTAL FUTURES CONTRACTS			$261,593,677	$265,558,792	$3,965,115

See accompanying Notes to Schedule of Investments.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS
		Currency Amount Purchased			Unrealized Appreciation (Depreciation)
	Currency Exchange		Value at Settlement Date	Value at September 30, 2016
Purchase Contracts
Australian Dollar	AUD per NZD	15,000,000	$11,316,127	$11,478,271	$162,144
Australian Dollar	AUD per USD	88,000,000	66,980,464	67,339,191	358,727
Euro	EUR per USD	14,000,000	15,616,566	15,732,122	115,556
Indian Rupee	INR per USD	529,780,000	7,910,116	7,911,888	1,772
Mexican Peso	MXN per USD	336,177,300	16,913,621	17,323,219	409,598
Norwegian Krone	NOK per USD	183,813,939	22,124,032	22,992,906	868,874
			140,860,926	142,777,597	1,916,671

		Currency Amount Sold			Unrealized Appreciation (Depreciation)
	Currency Exchange		Value at Settlement Date	Value at September 30, 2016
Sale Contracts
Australian Dollar	AUD per USD	(16,000,000)	(12,231,200)	(12,243,489)	(12,289)
Australian Dollar	AUD per USD	(28,000,000)	(21,474,152)	(21,426,107)	48,045
Hong Kong Dollar	HKD per USD	(93,050,400)	(12,008,082)	(11,997,444)	10,638
Japanese Yen	USD per JPY	(403,028,400)	(4,000,000)	(3,975,628)	24,372
			(49,713,434)	(49,642,668)	70,766

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS			$91,147,492	$93,134,929	$1,987,437

AUD - Australian Dollar
EUR - Euro
HKD - Hong Kong Dollar
INR - Indian Rupee
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
USD - United States Dollar

See accompanying Notes to Schedule of Investments.

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 39.7%
	CONSUMER STAPLES – 0.1%
1,750	Golden Enterprises, Inc.[1]	$20,982

	ENERGY – 0.6%
5,083	SemGroup Corp. - Class A	179,748

	FINANCIALS – 24.3%
4,500	American Farmland Co. - REIT	35,505
77,500	Astoria Financial Corp.[1]	1,131,500
1,000	Bats Global Markets, Inc.	30,130
27,743	Carolina Bank Holdings, Inc.*1	541,266
3,335	Chicopee Bancorp, Inc.[1]	61,698
16,000	EverBank Financial Corp.	309,760
5,477	Lake Sunapee Bank Group[1]	98,969
30,816	Ocean Shore Holding Co. [1]	697,982
68,071	Parkway Properties, Inc. - REIT[1]	1,157,888
56	Post Properties, Inc. - REIT	3,703
40,000	PrivateBancorp, Inc.[1]	1,836,800
30,000	Suffolk Bancorp[1]	1,043,100
15,826	Yadkin Financial Corp.[1]	416,066
		7,364,367
	HEALTH CARE – 3.8%
22,000	Cepheid*1	1,159,180

	TECHNOLOGY – 10.4%
599	DTS, Inc.	25,482
12,650	Fleetmatics Group PLC*1,2	758,747
61,696	inContact, Inc.*1	862,510
14,700	Linear Technology Corp.[1]	871,563
5,648	NetSuite, Inc.*1	625,177
		3,143,479
	UTILITIES – 0.5%
4,154	Empire District Electric Co.[1]	141,818

	TOTAL COMMON STOCKS (Cost $11,635,251)	12,009,574

Principal Amount

	SHORT-TERM INVESTMENTS – 71.8%
$21,704,536	UMB Money Market Fiduciary, 0.01%[3]	21,704,536

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,704,536)	21,704,536

	TOTAL INVESTMENTS – 111.5% (Cost $33,339,787)	33,714,110

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2016 (Unaudited)

		Value

	Liabilities in Excess of Other Assets – (11.5)%	$(3,490,470)

	TOTAL NET ASSETS – 100.0%	$30,223,640

Number of Shares

	SECURITIES SOLD SHORT – (21.4)%
	COMMON STOCKS – (21.4)%
	ENERGY – (0.6)%
(5,083)	SemGroup Corp. - Class A	$(179,735)

	FINANCIALS – (20.1)%
(2,696)	Bar Harbor Bankshares	(98,997)
(14,628)	Canadian Imperial Bank of Commerce[2]	(1,134,109)
(321)	CBOE Holdings, Inc.	(20,817)
(110,956)	Cousins Properties, Inc. - REIT	(1,158,381)
(3,338)	Farmland Partners, Inc. - REIT	(37,386)
(20,849)	First Bancorp	(412,602)
(34,183)	FNB Corp.	(420,451)
(40)	Mid-America Apartment Communities, Inc. - REIT	(3,759)
(77,500)	New York Community Bancorp, Inc.	(1,102,825)
(29,790)	OceanFirst Financial Corp.	(573,755)
(66,750)	People's United Financial, Inc.	(1,055,985)
(8,087)	Westfield Financial, Inc.	(61,865)
		(6,080,932)
	TECHNOLOGY – (0.7)%
(3,412)	Analog Devices, Inc.	(219,903)

	TOTAL COMMON STOCKS (Proceeds $6,304,845)	(6,480,570)

	TOTAL SECURITIES SOLD SHORT (Proceeds $6,304,845)	$(6,480,570)

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

SilverPepper Funds
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Note 1 – Organization
SilverPepper Commodity Strategies Global Macro Fund (‘‘Commodity Strategies Global Macro Fund’’) and SilverPepper Merger Arbitrage Fund (“Merger Arbitrage Fund”) (each a “Fund” and collectively the “Funds”) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Commodity Strategies Global Macro Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock and bond markets. The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The Merger Arbitrage Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock market. The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary
The Commodity Strategies Global Macro Fund may invest up to 25% of its total assets in the subsidiary, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by SilverPepper LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including swaps, commodity interests and other investments intended to serve as margin or collateral for swap positions. The inception date of the Subsidiary was October 31, 2013. As of September 30, 2016, total assets of the Fund were $318,004,407, of which $62,828,866, or approximately 19.8%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

SilverPepper Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2016 (Unaudited)

(b) Forward Foreign Currency Exchange Contracts
The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions.

(c) Options Contracts
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

(d) Futures Contracts
The Commodity Strategies Global Macro Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Commodity Strategies Global Macro Fund intends primarily to invest in futures contracts and options on them through the Subsidiary. The Merger Arbitrage Fund may use index and other futures contracts and may use options on futures contracts. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

SilverPepper Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2016 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(e) Futures Options
The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes. A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (purchase) or short position (write) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. When the Funds purchase or write an option, an amount equal to the premium paid or received by the Funds are recorded as an asset or a liability and is subsequently adjusted to the current market value of the option purchased or written. Premiums paid or received from purchasing or writing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Funds, as a purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contract. The Funds, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.

SilverPepper Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2016 (Unaudited)

(f) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Short-Term Investments
The Commodity Strategies Global Macro Fund and Merger Arbitrage Fund invest a significant amount (81.5% and 71.8%, respectively, as of September 30, 2016) in the UMB Money Market Fiduciary. The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets. The Commodity Strategies Global Macro Fund’s investment in the UMB Money Market Fiduciary is in excess of federally insured limits. Accounting Standards Codification Topic 825, Financial Instruments identifies this situation as a concentration of credit risk requiring disclosure, regardless of degree of risk. The risk is managed by monitoring the financial institution in which the deposits are made.

Note 3 – Federal Income Taxes
At September 30, 2016, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Commodity Strategies Global Macro Fund	Merger Arbitrage Fund
Cost of investments	$261,336,753	$33,342,650

Gross unrealized appreciation	$9,826	$406,097
Gross unrealized depreciation	(544,487)	(34,637)
Net unrealized appreciation (depreciation) on investments	$(534,661)	$371,460

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferral.

SilverPepper Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2016 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2016, in valuing the Funds’ assets carried at fair value:

Commodity Strategies Global Macro Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
U.S. Government and Agencies	$-	$6,999,771	$-	$6,999,771
Purchased Options Contracts	512,705	-	-	512,705
Short-Term Investments	253,640,483	-	-	253,640,483
Total Investments	254,153,188	6,999,771	-	261,152,959

Other Financial Instruments*
Futures Contracts	8,771,063	-	-	8,771,063
Forward Foreign Currency Contracts	-	1,999,726	-	1,999,726
Total Assets	$262,924,251	$8,999,497	$-	$271,923,748

SilverPepper Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2016 (Unaudited)

Liabilities
Investments
Written Options Contracts	$913,675	$108,250	$-	$1,021,925
Total Investments	913,675	108,250	-	1,021,925
Other Financial Instruments*
Futures Contracts	4,805,948	-	-	4,805,948
Forward Foreign Currency Contracts	-	12,289	-	12,289
Total Liabilities	$5,719,623	$120,539	$-	$5,840,162

*
Other financial instruments are derivative instruments such as futures contracts and forward contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

**	The Fund did not hold any Level 3 securities at period end.

Merger Arbitrage Fund	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks[1]	$12,009,574	$-	$-	$12,009,574
Short-Term Investments	21,704,536	-	-	21,704,536
Total Assets	$33,714,110	$-	$-	$33,714,110

Liabilities
Securities Sold Short
Common Stocks[1]	$6,480,570	$-	$-	$6,480,570
Total Liabilities	$6,480,570	$-	$-	$6,480,570

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	11/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/16